Leases - Summary of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating lease cost	$ 910	$ 991	$ 1,258
Variable lease cost	472	519	665
Total lease cost	$ 1,382	$ 1,510	$ 1,923